Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Asset retirement obligations
Schedule of asset retirement obligation activity

(in thousands)	December 31,	December 31,
	2021	2020
Beginning balance	$8,802	$9,108
Acquisition fair value adjustment	—	(2,296)
Liabilities incurred	2,456	902
Recargo acquisition	32	—
Accretion expense	1,602	1,169
Change in estimate	181	—
Liabilities settled	(240)	(81)
Ending balance	$12,833	$8,802